Additional Equity Issuances (Details) - USD ($) $ / shares in Units, $ in Millions					3 Months Ended			12 Months Ended
	Oct. 24, 2014	Aug. 22, 2014	Nov. 22, 2013	Jan. 14, 2013	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 29, 2014	Jun. 25, 2014	Dec. 17, 2013	Sep. 14, 2012
Debt Instrument
Common units issued in offering (units)			6,300,000	9,775,000
Price per unit (dollars per unit)			$ 51.05	$ 41.70
Net proceeds from issuance of units			$ 310	$ 391
Net proceeds from issuance of Tesoro Logistics LP common units	$ 1,300				$ 24		$ 0	$ 949	$ 702	$ 171
Proceeds from Issuance or Sale of Equity						$ 14
Debt instrument, face amount											$ 1,300
Gains (Losses) on Extinguishment of Debt					0		(31)	(41)	0	(5)
Debt instrument, unamortized premium					$ 0		$ 0	$ 0	$ 0	$ 0
Common Units Aggregate Value												$ 200
Partners' Capital Account, Units, Sale of Units									199,400
Percentage ownership					36.00%			36.00%
5.875% Senior Notes due 2020
Debt Instrument
Debt instrument, face amount		$ 130											$ 250	$ 350
Gains (Losses) on Extinguishment of Debt								$ (10)
Debt instrument interest rate								5.875%
Debt instrument, unamortized premium		$ 8
Limited Partner
Debt Instrument
Common units issued in offering (units)	23,000,000	2,100,000
Price per unit (dollars per unit)		$ 67.47
Net proceeds from issuance of Tesoro Logistics LP common units		$ 142
Over Allotment Option
Debt Instrument
Additional common units purchased	3,000,000
Tesoro
Debt Instrument
Net proceeds from issuance of Tesoro Logistics LP common units	$ 500
TLGP
Debt Instrument
Proceeds from Issuance or Sale of Equity	$ 27
TLGP
Debt Instrument
Percentage ownership								2.00%